Offerings	Oct. 19, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 1,000,000.00	[1]
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series A Cumulative Preferred Shares
Maximum Aggregate Offering Price	$ 1,000,000.00	[1]
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Subscription Rights
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note
(2)	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase Common Shares and Series A Cumulative Preferred Shares will be shares registered under this Registration Statement.

[1]	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.